Document and Entity Information	Apr. 30, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	SHIFT4 PAYMENTS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39313
Entity Tax Identification Number	84-3676340
Entity Address Address Line 1	3501 Corporate Parkway
Entity Address City Or Town	Center Valley
Entity Address State Or Province	PA
Entity Address Postal Zip Code	18034
City Area Code	888
Local Phone Number	276-2108
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FOUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001794669
Amendment Flag	false